UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Reports to Shareholders.

SSgA Master Trust

Semi-Annual Report December 31, 2013

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	SPDR BARCLAYS TIPS ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF	SPDR DOW JONES REIT ETF
MARKET VALUE	$41,303,409	13,994,306	11,999,788	10,187,277	9,466,295
% OF NET ASSETS	37.6	12.7	10.9	9.3	8.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF NET ASSET
Natural Resources	50.6%
Inflation Linked	19.0
Real Estate	17.9
Commodities	11.4
Short Term Investment	0.4
Other Assets & Liabilities	0.7
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSgA INCOME ALLOCATION PORTFOLIO

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

DESCRIPTION	SPDR S&P DIVIDEND ETF	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR BARCLAYS LONG TERM TREASURY ETF	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR S&P INTERNATIONAL DIVIDEND ETF
MARKET VALUE	$15,903,707	11,542,984	7,891,759	6,997,087	6,640,960
% OF NET ASSETS	15.7	11.4	7.8	6.9	6.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF NET ASSET
Domestic Fixed Income	30.5%
Domestic Equity	26.8
International Equity	24.1
Real Estate	11.7
International Fixed Income	4.0
Inflation Linked	1.4
Short Term Investment	0.8
Other Assets & Liabilities	0.7
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSgA GLOBAL ALLOCATION PORTFOLIO

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

DESCRIPTION	SPDR S&P WORLD EX-US ETF	SPDR S&P 500 ETF TRUST	SPDR BARCLAYS AGGREGATE BOND ETF	SPDR RUSSELL/ NOMURA PRIME JAPAN ETF	SPDR BARCLAYS HIGH YIELD BOND ETF
MARKET VALUE	$13,009,823	7,946,719	6,930,713	3,991,193	3,819,860
% OF NET ASSETS	19.9	12.2	10.6	6.1	5.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2013*

PERCENT OF NET ASSET
International Equity	37.0%
Domestic Equity	27.4
Domestic Fixed Income	18.5
Real Estate	5.6
International Fixed Income	4.9
Inflation Linked	4.8
Short Term Investment	1.2
Other Assets & Liabilities	0.6
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

DESCRIPTION	LAS VEGAS SANDS LLC, SENIOR SECURED TERM LOAN B, 3.25%, 12/20/20	DELL, INC., SENIOR SECURED TERM LOAN, 4.50%, 4/29/20.	US FOODS, INC., SENIOR SECURED TERM LOAN, 4.50%, 3/29/19	DELTA 2 (LUX) S.A.R.L., SENIOR SECURED TERM LOAN B, 4.50%, 4/30/19	CUMULUS MEDIA HOLDINGS, INC., SENIOR SECURED TERM LOAN, 4.25%, 12/12/20
MARKET VALUE	$8,357,558	7,127,250	6,753,702	6,629,480	6,338,952
% OF NET ASSETS	1.4	1.2	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF NET ASSET
Hotels, Restaurants & Leisure	7.1%
Media	6.1
Specialty Retail	4.8
Software	4.1
Commercial Services & Supplies	3.9
Diversified Telecommunication Services	3.7
Food & Staples Retailing	3.5
Health Care Providers & Services	2.9
Food Products	2.8
Diversified Consumer Services	2.5
Building Products	2.4
Chemicals	2.4
Communications Equipment	2.4
Health Care Equipment & Supplies	2.4
Insurance	2.3
Airlines	2.1
Independent Power Producers & Energy Traders	2.0
Pharmaceuticals	1.9
Multiline Retail	1.6
Auto Components	1.5
Semiconductors & Semiconductor Equipment	1.5
Wireless Telecommunication Services	1.5
IT Services	1.4
Personal Products	1.4
Internet Software & Services	1.3
Computers & Peripherals	1.2

PERCENT OF NET ASSET
Containers & Packaging	1.2%
Life Sciences Tools & Services	1.2
Oil, Gas & Consumable Fuels	1.2
Aerospace & Defense	1.0
Household Durables	0.9
Machinery	0.9
Metals & Mining	0.9
Capital Markets	0.8
Leisure Equipment & Products	0.8
Biotechnology	0.7
Consumer Finance	0.7
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.7
Diversified Financial Services	0.6
Electric Utilities	0.6
Professional Services	0.6
Distributors	0.5
Energy Equipment & Services	0.5
Health Care Technology	0.5
Road & Rail	0.4
Automobiles	0.3
Multi-Utilities	0.3
Real Estate Management & Development	0.3
Trading Companies & Distributors	0.3
Air Freight & Logistics	0.2
Short Term Investments	15.4
Other Assets & Liabilities	(2.9)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA ULTRA SHORT TERM BOND PORTFOLIO

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2013

DESCRIPTION	TREASURY NOTE, 0.25%, 6/30/14	PACCAR, INC., 6.88%, 2/15/14	HONDA AUTO RECEIVABLES OWNER TRUST, 0.70%, 2/16/16	VOLKSWAGEN AUTO LEASE TRUST, 0.87%, 7/20/15	BOEING CAPITAL CORP., 3.25%, 10/27/14
MARKET VALUE	$800,625	503,628	400,801	384,049	358,136
% OF NET ASSETS	6.7	4.2	3.3	3.2	3.0

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular Fund.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2013*

PERCENT OF NET ASSET
Automobiles	30.9%
Commercial Banks	21.8
Diversified Financial Services	14.9
Machinery	4.2
Media	3.8
Diversified Telecommunication Services	3.6
Consumer Finance	2.7
Credit Card Receivables	2.1
Beverages	1.7
Health Care Providers & Services	1.7
Oil, Gas & Consumable Fuels	1.3
Pharmaceuticals	1.3
Road & Rail	1.0
U.S. Treasury Obligations	6.7
Short Term Investments	2.0
Other Assets & Liabilities	0.3
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSgA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 98.9%
COMMODITIES — 11.4%
PowerShares DB Commodity Index Tracking Fund (a)	467,828	$11,999,788
PowerShares DB Gold Fund (a)	13,504	545,022
PowerShares DB Oil Fund (a)	548	15,185

		12,559,995

INFLATION LINKED — 19.0%
SPDR Barclays TIPS ETF (b)	257,201	13,994,306
SPDR DB International Government Inflation-Protected Bond ETF (b)	119,086	6,960,577

		20,954,883

NATURAL RESOURCES — 50.6%
Market Vectors Gold Miners ETF	34,875	736,560
PowerShares Global Agriculture Portfolio	127,245	3,817,350
SPDR S&P Global Natural Resources ETF (b)	822,122	41,303,409
SPDR S&P International Energy Sector ETF (b)	85,728	2,235,066
SPDR S&P Metals & Mining ETF (b)	101,746	4,281,472
The Energy Select Sector SPDR Fund (b)	36,410	3,222,649

		55,596,506

REAL ESTATE — 17.9%
SPDR Dow Jones International Real Estate ETF (b)	247,264	10,187,277
SPDR Dow Jones REIT ETF (b)	132,823	9,466,295

		19,653,572

TOTAL EXCHANGE TRADED PRODUCTS (Cost $112,247,243)		108,764,956

SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.06% (b) (c) (Cost $387,793)	387,793	387,793

TOTAL INVESTMENTS — 99.3% (d) (Cost $112,635,036)		109,152,749
OTHER ASSETS & LIABILITIES — 0.7%		790,263

NET ASSETS — 100.0%		$109,943,012

(a)	Qualified Publicly Traded Partnerships.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 98.5%
DOMESTIC EQUITY — 26.8%
SPDR S&P Dividend ETF (a)	218,999	$15,903,707
SPDR Wells Fargo Preferred Stock ETF (a)	166,384	6,558,857
The Financial Select Sector SPDR Fund (a)	69,790	1,525,609
The Health Care Select Sector SPDR Fund (a)	18,170	1,007,345
The Industrial Select Sector SPDR Fund (a)	19,767	1,033,024
The Utilities Select Sector SPDR Fund (a)	26,983	1,024,545

		27,053,087

DOMESTIC FIXED INCOME — 30.5%
SPDR Barclays Aggregate Bond ETF (a)	15,682	882,583
SPDR Barclays Convertible Securities ETF (a)	43,405	2,028,315
SPDR Barclays High Yield Bond ETF (a)	172,512	6,997,087
SPDR Barclays Long Term Corporate Bond ETF (a)	310,964	11,542,984
SPDR Barclays Long Term Treasury ETF (a)	131,881	7,891,759
SPDR Nuveen Barclays Build America Bond ETF (a)	27,895	1,501,588

		30,844,316

INFLATION LINKED — 1.4%
SPDR Barclays TIPS ETF (a)	27,124	1,475,817

INTERNATIONAL EQUITY — 24.1%
SPDR EURO STOXX 50 ETF (a)	37,248	1,571,866
SPDR S&P Emerging Markets Dividend ETF (a)	150,248	5,868,687
SPDR S&P Global Infrastructure ETF (a)	112,938	5,074,304
SPDR S&P International Dividend ETF (a)	139,957	6,640,960
SPDR STOXX Europe 50 ETF (a)	132,235	5,200,802

		24,356,619

INTERNATIONAL FIXED INCOME — 4.0%
SPDR Barclays Emerging Markets Local Bond ETF (a)	100,645	2,994,189
SPDR Barclays International Corporate Bond ETF (a)	27,675	1,015,672

		4,009,861

REAL ESTATE — 11.7%
SPDR Dow Jones International Real Estate ETF (a)	156,972	6,467,247
SPDR Dow Jones REIT ETF (a)	75,512	5,381,740

		11,848,987

TOTAL EXCHANGE TRADED PRODUCTS (Cost $101,929,561)		99,588,687

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund 0.06% (a) (b) (Cost $752,517)	752,517	$752,517

TOTAL INVESTMENTS — 99.3% (c) (Cost $102,682,078)		100,341,204
OTHER ASSETS & LIABILITIES — 0.7%		732,986

NET ASSETS — 100.0%		$101,074,190

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 98.2%
DOMESTIC EQUITY — 27.4%
SPDR S&P 500 ETF Trust (a)	43,032	$7,946,719
SPDR S&P 500 Value ETF (a)	7,103	657,738
SPDR S&P 600 Small Cap ETF (a)	31,675	3,252,706
SPDR S&P Dividend ETF (a)	8,966	651,111
SPDR S&P MidCap 400 ETF Trust (a)	5,436	1,327,471
The Consumer Discretionary Select Sector SPDR Fund (a)	20,054	1,340,209
The Health Care Select Sector SPDR Fund (a)	23,912	1,325,681
The Industrial Select Sector SPDR Fund (a)	25,987	1,358,081

		17,859,716

DOMESTIC FIXED INCOME — 18.5%
SPDR Barclays Aggregate Bond ETF (a)	123,147	6,930,713
SPDR Barclays High Yield Bond ETF (a)	94,178	3,819,860
SPDR Barclays Long Term Corporate Bond ETF (a)	34,513	1,281,122

		12,031,695

INFLATION LINKED — 4.8%
SPDR Barclays TIPS ETF (a)	40,220	2,188,370
SPDR DB International Government Inflation-Protected Bond ETF (a)	16,160	944,552

		3,132,922

INTERNATIONAL EQUITY — 37.0%
SPDR Russell/Nomura PRIME Japan ETF (a)	85,906	3,991,193
SPDR S&P Emerging Markets ETF (a)	39,827	2,559,283
SPDR S&P International Small Cap ETF (a)	57,984	1,948,262
SPDR S&P World ex-US ETF (a)	442,963	13,009,823
SPDR STOXX Europe 50 ETF (a)	67,339	2,648,443

		24,157,004

INTERNATIONAL FIXED INCOME — 4.9%
SPDR Barclays International Corporate Bond ETF (a)	53,232	1,953,615
SPDR Barclays International Treasury Bond ETF (a)	21,907	1,264,910

		3,218,525

REAL ESTATE — 5.6%
SPDR Dow Jones International Real Estate ETF (a)	44,949	1,851,899
SPDR Dow Jones REIT ETF (a)	25,599	1,824,441

		3,676,340

TOTAL EXCHANGE TRADED PRODUCTS (Cost $60,738,179)		64,076,202

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.2%
MONEY MARKET FUND — 1.2%
State Street Institutional Liquid Reserves Fund 0.06% (a) (b) (Cost $791,360)	791,360	$791,360

TOTAL INVESTMENTS — 99.4% (c) (Cost $61,529,539)		64,867,562
OTHER ASSETS & LIABILITIES — 0.6%		403,693

NET ASSETS — 100.0%		$65,271,255

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS* — 82.8%
AEROSPACE & DEFENSE — 1.0%
Booz Allen Hamilton, Inc., Senior Secured Term Loan, 3.75%, 7/31/19	$2,979,887	$2,992,924
DigitalGlobe, Inc., Senior Secured Term Loan B, 3.75%, 1/31/20	1,985,000	1,999,580
Spirit Aerosystems, Inc., Senior Secured Term Loan B, 3.75%, 4/18/19	994,950	1,001,944

		5,994,448

AIR FREIGHT & LOGISTICS — 0.2%
Kenan Advantage Group, Inc., Senior Secured Term Loan, 3.75%, 6/10/16	1,373,998	1,377,433

AIRLINES — 2.1%
Delta Air Lines, Inc.
Senior Secured Term Loan B, 3.50%, 4/20/17	1,984,733	1,997,137
Senior Secured Term Loan B1, 4.00%, 10/18/18	2,982,431	3,001,444
United Airlines, Inc., Senior Secured Term Loan B, 4.00%, 4/1/19	3,984,987	4,014,875
US Airways Group, Inc., Senior Secured Term Loan B1, 4.00%, 5/23/19	3,287,402	3,313,405

		12,326,861

AUTO COMPONENTS — 1.5%
Affinia Group Intermediate Holdings, Inc., Senior Secured Term Loan B2, 4.75%, 4/27/20 (a)	1,990,000	2,019,850
Allison Transmission, Inc., Senior Secured Term Loan B3, 3.75%, 8/23/19	3,976,250	4,000,108
Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan, 4.75%, 7/26/19	2,674,878	2,711,229

		8,731,187

AUTOMOBILES — 0.3%
Chrysler Group LLC, Senior Secured Term Loan B, 4.25%, 5/24/17	1,989,822	2,007,362

BIOTECHNOLOGY — 0.7%
Grifols, Inc., Senior Secured Term Loan B, 4.25%, 6/1/17	3,963,805	3,994,069

BUILDING PRODUCTS — 2.4%
ABC Supply Co., Inc., Senior Secured Term Loan, 3.50%, 4/16/20	3,074,459	3,084,066
Apex Tool Group LLC, Senior Secured Term Loan B, 4.50%, 1/31/20	2,987,494	3,006,375
Armstrong World Industries, Inc., Senior Secured Term Loan B, 3.50%, 3/16/20	2,982,475	2,986,203
Quikrete Holdings, Inc., Senior Secured First Lien Term Loan, 4.00%, 9/28/20	5,000,000	5,031,675

		14,108,319

Security Description	Principal Amount	Value
CAPITAL MARKETS — 0.8%
LPL Holdings, Inc., Senior Secured Term Loan B, 3.25%, 3/29/19	$1,917,124	$1,918,082
RPI Finance Trust
Senior Secured Term Loan B2, 3.25%, 5/9/18 (a)	1,980,673	1,992,438
Senior Secured Term Loan B3, 3.25%, 11/9/18	985,724	988,805

		4,899,325

CHEMICALS — 2.4%
Axalta Coating Systems US Holdings, Inc., Senior Secured Term Loan, 4.75%, 2/1/20	5,711,862	5,759,357
Huntsman International LLC, Senior Secured Incremental Term Loan, LIBOR + 3.00%, 10/15/20	2,398,524	2,405,120
Ineos US Finance LLC, Senior Secured 6 Year Term Loan, 4.00%, 5/4/18	2,962,899	2,978,336
Univar, Inc., Senior Secured Term Loan B, 5.00%, 6/30/17	2,992,302	2,973,809

		14,116,622

COMMERCIAL SERVICES & SUPPLIES — 3.7%
4L Holdings LLC, Senior Secured Term Loan B, 6.75%, 5/7/18 (a)	3,310,829	3,310,829
ADS Waste Holdings, Inc., Senior Secured Term Loan B, 4.25%, 10/9/19	3,974,912	4,001,703
Aramark Corp.
Senior Secured Extended Term Loan C, 3.75%, 7/26/16	2,000,000	2,007,750
Senior Secured Term Loan D, 4.00%, 9/9/19	2,000,000	2,015,400
Asurion LLC
Senior Secured Term Loan B2, 3.50%, 7/8/20	2,602,308	2,551,693
Senior Secured Term Loan B1, 4.50%, 5/24/19	3,179,440	3,183,541
KAR Auction Services, Inc., Senior Secured Term Loan B, 3.75%, 5/19/17	992,741	999,412
Monitronics International, Inc., Senior Secured Term Loan B, 4.25%, 3/23/18 (a)	2,134,067	2,154,960
West Corp., Senior Secured Term Loan B8, 3.75%, 6/29/18	1,973,711	1,985,119

		22,210,407

COMMUNICATIONS EQUIPMENT — 2.1%
Alcatel-Lucent USA, Inc., Senior Secured Term Loan C, 5.75%, 1/30/19	5,534,307	5,569,394
Blue Coat Systems, Inc., Senior Secured Term Loan, 4.50%, 5/31/19 (a)	5,050,734	5,075,988
Penton Media, Inc., Senior Secured First Lien Term Loan, 5.50%, 10/1/19	1,596,000	1,593,016

		12,238,398

COMPUTERS & PERIPHERALS — 1.2%
Dell, Inc., Senior Secured Term Loan, 4.50%, 4/29/20	7,090,909	7,127,250

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2013 (Unaudited)

Security Description	Principal Amount	Value
CONSUMER FINANCE — 0.7%
Moneygram International, Inc., Senior Secured Term Loan B, 4.25%, 3/27/20	$3,979,950	$4,021,421

CONTAINERS & PACKAGING — 1.1%
Berry Plastics Holding Corp.
Senior Secured Term Loan E, 3.75%, 1/9/21) (a)	1,220,052	1,220,815
Senior Secured Term Loan D, 3.50%, 2/7/20	2,979,987	2,976,635
Reynolds Group Issuer, Inc., Senior Secured New Dollar Term Loan, 4.00%, 12/3/18	2,487,437	2,513,717

		6,711,167

DISTRIBUTORS — 0.5%
Exopack Holdings SA, Senior Secured Term Loan B, 5.25%, 5/8/19	750,000	764,062
McJunkin Red Man Corp., Senior Secured Term Loan, 5.00%, 11/8/19	2,318,514	2,354,022

		3,118,084

DIVERSIFIED CONSUMER SERVICES — 2.1%
Bright Horizons Family Solutions, Inc., Senior Secured Term Loan B, 4.00%, 1/30/20	3,972,418	4,002,827
ServiceMaster Co.
Senior Secured Term Loan, 4.25%, 1/31/17	3,977,406	3,948,192
Senior Secured Extended Term Loan, 4.42%, 1/31/17	3,977,292	3,958,658
Weight Watchers International, Inc., Senior Secured Term Loan B2, 3.75%, 4/2/20	511,313	457,434

		12,367,111

DIVERSIFIED FINANCIAL SERVICES — 0.6%
AlixPartners LLP, Senior Secured Term Loan B2, 5.00%, 7/10/20	2,463,800	2,485,358
One Call Medical, Inc., Senior Secured First Lien Term Loan, 5.00%, 11/27/20	1,234,568	1,237,074

		3,722,432

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
Crown Castle International Corp., Senior Secured Term Loan, 3.25%, 1/31/19	2,984,975	2,991,079
Global Tel*Link Corp., Senior Secured First Lien Term Loan, 5.00%, 5/22/20	2,913,929	2,854,747
Intelsat Jackson Holdings, Ltd., Senior Secured Term Loan B2, 3.75%, 6/30/19	2,891,243	2,917,842
LTS Buyer LLC, Senior Secured First Lien Term Loan, 4.50%, 4/13/20	2,487,500	2,501,890
Telesat LLC, Senior Secured Term Loan B2, 3.50%, 3/28/19	1,985,000	1,992,851
Virgin Media Investment Holdings, Ltd., Senior Secured Term Loan B, 3.50%, 6/8/20	2,000,000	2,005,970

Security Description	Principal Amount	Value
Windstream Corp., Senior Secured Term Loan B4, 3.50%, 1/23/20	$1,984,962	$1,991,523
Zayo Group LLC, Senior Secured Term Loan B, 4.00%, 7/2/19	1,984,892	1,989,854

		19,245,756

ELECTRIC UTILITIES — 0.6%
Calpine Construction Finance Company LP, Senior Secured Term Loan B2, 3.25%, 1/31/22	789,683	784,352
EFS Cogen Holdings I, Inc., Senior Secured Term Loan B, 3.75%, 12/1/20 (a)	925,926	934,028
La Frontera Generation LLC, Senior Secured Term Loan, 4.50%, 9/30/20	1,868,261	1,891,035

		3,609,415

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
CDW LLC, Senior Secured Term Loan, 3.25%, 4/29/20	4,138,578	4,133,922

ENERGY EQUIPMENT & SERVICES — 0.5%
Sandy Creek Energy Associates LP, Senior Secured Term Loan B, 5.00%, 11/6/20	3,116,883	3,122,478

FOOD & STAPLES RETAILING — 3.5%
Albertson’s LLC, Senior Secured Term Loan B2, 4.75%, 3/21/19	4,670,338	4,703,404
BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan, 4.50%, 9/26/19	4,477,469	4,510,400
Sprouts Farmers Markets Holdings LLC, Senior Secured Term Loan, 4.00%, 4/23/20 (a)	1,582,500	1,590,745
Supervalu, Inc., Senior Secured Term Loan B, 5.00%, 3/21/19	2,969,515	3,001,987
US Foods, Inc., Senior Secured Term Loan, 4.50%, 3/29/19 (a)	6,679,956	6,753,702

		20,560,238

FOOD PRODUCTS — 2.8%
Del Monte Foods Co., Senior Secured Term Loan, 4.00%, 3/8/18	3,944,443	3,964,145
Dole Food Co., Inc., Senior Secured Term Loan B, 4.50%, 11/1/18	2,345,550	2,358,743
H.J. Heinz Co., Senior Secured Term Loan B2, 3.50%, 6/5/20	3,980,000	4,016,238
New HB Acquisition LLC, Senior Secured Term Loan, 6.75%, 4/9/20 (a)	4,000,000	4,150,000
Pinnacle Foods Finance LLC, Senior Secured Term Loan G, 3.25%, 4/29/20	1,989,975	1,990,851

		16,479,977

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Hologic, Inc., Senior Secured Term Loan B, 3.75%, 8/1/19	2,563,100	2,582,643
Immucor, Inc., Senior Secured Term Loan B2, 5.00%, 8/17/18 (a)	3,474,931	3,500,124

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2013 (Unaudited)

Security Description	Principal Amount	Value
Kinetic Concepts, Inc., Senior Secured Term Loan D1, 4.50%, 5/4/18 (a)	$3,551,885	$3,576,304
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.00%, 6/7/19	4,623,235	4,688,538

		14,347,609

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Air Medical Group Holdings, Inc., Senior Unsecured Term Loan, 5.00%, 6/30/18 (a)	3,073,593	3,113,934
CHG Buyer Corp., Senior Secured Term Loan, 5.00%, 11/19/19	3,860,697	3,883,205
DaVita, Inc., Senior Secured Term Loan B, 4.50%, 10/20/16 (a)	2,976,982	3,001,914
Health Management Associates, Inc., Senior Secured Term Loan B, 3.50%, 11/16/18	3,076,456	3,080,778
Sheridan Holdings, Inc., Senior Secured Term Loan, 4.50%, 6/29/18	1,561,766	1,569,574
Truven Health Analytics, Inc., Senior Secured Term Loan B, 4.50%, 6/6/19 (a)	2,867,583	2,873,863

		17,523,268

HEALTH CARE TECHNOLOGY — 0.5%
IMS Health, Inc., Senior Secured Term Loan B1, 3.75%, 9/1/17 (a)	2,996,365	3,012,755

HOTELS, RESTAURANTS & LEISURE — 7.1%
Caesars Entertainment Operating Co., Inc., Senior Secured Extended Term Loan B5, 4.49%, 1/26/18	1,918,648	1,818,715
Caesars Entertainment Resort Properties LLC, Senior Secured Term Loan B, 7.00%, 10/12/20	5,674,419	5,646,046
California Pizza Kitchen, Inc., Senior Secured Term Loan, 5.25%, 3/29/18 (a)	3,987,481	3,911,041
Cedar Fair LP, Senior Secured Term Loan B, 3.25%, 3/6/20	1,969,527	1,979,719
Centaur LLC, Senior Secured First Lien Term Loan, 5.25%, 2/20/19 (a)	3,591,870	3,642,749
Delta 2 (LUX) S.A.R.L., Senior Secured Term Loan B, 4.50%, 4/30/19	6,551,096	6,629,480
Dunkin’ Brands, Inc., Senior Secured Term Loan B3, 3.75%, 2/11/20	1,983,730	1,992,826
Las Vegas Sands LLC, Senior Secured Term Loan B, 3.25%, 12/20/20	8,357,558	8,357,558
OSI Restaurant Partners LLC, Senior Secured Term Loan, 3.53%, 10/25/19	958,974	961,252
PGA Holdings, Inc, Senior Secured First Lien Term Loan, 4.25%, 4/20/18 (a)	3,974,987	3,983,693
Pinnacle Entertainment, Inc., Senior Secured Term Loan B2, 3.75%, 8/13/20	3,015,152	3,032,866

		41,955,945

Security Description	Principal Amount	Value
HOUSEHOLD DURABLES — 0.9%
Spin Holdco, Inc.
Senior Secured Incremental Term Loan B, 4.25%, 11/14/19	$937,500	$944,531
Senior Secured Term Loan B, 4.25%, 11/14/19	2,992,500	3,011,203
Tempur-Pedic International, Inc., Senior Secured Term Loan B, 3.50%, 3/18/20	1,699,084	1,699,993

		5,655,727

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
AES Corp., Senior Secured Term Loan B, 3.75%, 6/1/18	3,977,418	4,005,121
Calpine Corp.
Senior Secured Term Loan B1, 4.00%, 4/2/18	2,482,136	2,503,421
Senior Secured Term Loan B3, 4.00%, 10/9/19	2,387,909	2,407,848

		8,916,390

INDUSTRIAL CONGLOMERATES — 0.7%
Sequa Corp., Senior Secured Term Loan B, 5.25%, 6/19/17	4,471,153	4,378,958

INSURANCE — 2.3%
Alliant Holdings I, Inc., Senior Secured Term Loan B, 4.25%, 12/20/19	2,977,444	2,994,192
Hub International, Ltd., Senior Secured Term Loan B, 4.75%, 10/2/20	4,518,088	4,578,992
National Financial Partners Corp., Senior Secured Term Loan, 5.25%, 7/1/20 (a)	2,985,000	3,021,074
Sedgwick CMS Holdings, Inc., Senior Secured First Lien Term Loan, 4.25%, 6/12/18 (a)	2,929,511	2,951,453

		13,545,711

INTERNET SOFTWARE & SERVICES — 1.3%
Sabre, Inc., Senior Secured Term Loan B, 5.25%, 2/19/19	5,471,134	5,520,730
SurveyMonkey.com LLC, Senior Secured Term Loan B, 5.50%, 2/5/19 (a)	1,985,000	2,007,331

		7,528,061

IT SERVICES — 1.4%
Information Resources, Inc., Senior Secured Term Loan B, 4.75%, 9/30/20	3,067,037	3,088,767
SunGard Data Systems, Inc.
Senior Secured Term Loan E, 4.00%, 3/9/20	1,987,487	2,001,768
Senior Secured Term Loan D, 4.50%, 1/31/20	2,979,937	3,000,424

		8,090,959

LEISURE EQUIPMENT & PRODUCTS — 0.5%
SRAM LLC, Senior Secured Term Loan B, 4.03%, 4/10/20	3,041,815	3,046,879

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2013 (Unaudited)

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Pharmaceutical Product Development, Inc., Senior Secured Term Loan B, 4.00%, 12/5/18	$2,978,690	$3,003,190
Quintiles Transnational Corp., Senior Secured Term Loan B3, 2.75%, 6/8/18	4,000,000	4,003,480

		7,006,670

MACHINERY — 0.9%
Rexnord LLC, Senior Secured First Lien Term Loan B, 4.00%, 8/21/20	5,420,000	5,441,653

MEDIA — 4.7%
AMC Entertainment, Inc., Senior Secured Term Loan, 3.50%, 4/30/20	3,054,293	3,062,768
Charter Communications Operating LLC, Senior Secured Term Loan E, 3.00%, 7/1/20	3,640,244	3,623,572
Cumulus Media Holdings, Inc., Senior Secured Term Loan, 4.25%, 12/12/20	6,291,764	6,338,952
Interactive Data Corp., Senior Secured Term Loan B, 3.75%, 2/11/18	1,990,566	1,994,547
MCC Iowa LLC, Senior Secured Term Loan H, 3.25%, 1/29/21	1,593,062	1,584,300
Univision Communications, Inc.
Senior Secured Term Loan C3, 4.00%, 3/2/20	2,011,824	2,023,895
Senior Secured Converted Extended Term Loan, 4.50%, 3/2/20	2,987,475	3,005,893
WideOpenWest Finance LLC, Senior Secured Term Loan B, 4.75%, 4/1/19	3,974,975	4,001,567
Yankee Cable Acquisition LLC, Senior Secured Term Loan B, 4.50%, 3/2/20	2,487,469	2,510,279

		28,145,773

METALS & MINING — 0.9%
Fairmount Minerals, Ltd.
Senior Secured Term Loan B1, 4.25%, 3/15/17(a)	1,995,000	2,026,172
Senior Secured Term Loan B2, 5.00%, 9/5/19	2,992,500	3,044,869

		5,071,041

MULTI-UTILITIES — 0.3%
Power Team Services LLC
Senior Secured Delayed Draw Term Loan, 3.69%, 5/6/20 (b)	170,618	168,859
Senior Secured First Lien Term Loan, 4.25%, 5/6/20	1,358,118	1,344,115

		1,512,974

MULTILINE RETAIL — 1.3%
Hudson’s Bay Co., Senior Secured First Lien Term Loan, 4.75%, 11/4/20	4,000,000	4,070,260
The Neiman Marcus Group, Inc., Senior Secured Term Loan B, 5.00%, 10/26/20	3,548,387	3,597,674

		7,667,934

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 1.0%
EMG Utica LLC, Senior Secured Term Loan, 4.75%, 3/27/20	$3,000,000	$3,015,015
EP Energy LLC
Senior Secured Term Loan B3, 3.50%, 5/24/18	2,000,000	2,003,750
Senior Secured Term Loan B2, 4.50%, 4/30/19	750,000	752,344

		5,771,109

PERSONAL PRODUCTS — 1.4%
NBTY, Inc., Senior Secured Term Loan B2, 3.50%, 10/1/17	3,500,000	3,528,123
Revlon Consumer Products Corp., Senior Secured Acquisition Term Loan, 4.00%, 8/19/19	5,008,772	5,034,592

		8,562,715

PHARMACEUTICALS — 1.5%
Aptalis Pharma, Inc., Senior Secured Term Loan B, 6.00%, 9/18/20	3,917,657	3,993,561
CCC Information Services, Inc., Senior Secured Term Loan, 4.00%, 12/20/19	2,979,937	2,988,013
PRA Holdings, Inc., Senior Secured First Lien Term Loan, 5.00%, 9/23/20	2,106,789	2,113,036

		9,094,610

PROFESSIONAL SERVICES — 0.6%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Term Loan, 4.25%, 12/18/17	3,407,069	3,427,512

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Realogy Corp., Senior Secured Extended Term Loan, 4.50%, 3/5/20 (a)	1,985,000	2,009,505

ROAD & RAIL — 0.3%
Avis Budget Car Rental LLC, Senior Secured Term Loan B, 3.00%, 3/15/19	1,985,000	1,986,737

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —1.5%
Freescale Acquisition Corp.
Senior Secured Term Loan B4, 5.00%, 2/28/20	2,987,462	3,022,924
Senior Secured Term Loan B5, 5.00%, 1/15/21	2,493,750	2,525,134
NXP B.V., Senior Secured Term Loan D, 3.25%, 1/11/20	3,649,388	3,663,529

		9,211,587

SOFTWARE — 4.1%
BMC Software Finance, Inc., Senior Secured Term Loan, 5.00%, 9/10/20	4,916,667	4,939,701
Eagle Parent, Inc., Senior Secured Term Loan, 4.50%, 5/16/18 (a)	1,958,501	1,970,986

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2013 (Unaudited)

Security Description	Principal Amount	Value
Infor (US), Inc.
Senior Secured Term Loan B3, 3.75%, 6/3/20	$2,752,247	$2,750,541
Senior Secured Term Loan B2, 5.25%, 4/5/18	2,772,823	2,773,405
Kronos, Inc., Senior Secured Term Loan, 4.50%, 10/30/19	270,299	273,173
Magic Newco LLC, Senior Secured First Lien Term Loan, 5.00%, 12/12/18	729,769	736,155
Mitchell International, Inc., Senior Secured First Lien Term Loan, 4.50%, 10/12/20	2,377,193	2,395,521
Rovi Solutions Corp., Senior Secured Term Loan B3, 3.50%, 3/29/19	3,888,578	3,853,289
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.00%, 10/3/19	4,388,885	4,429,109

		24,121,880

SPECIALTY RETAIL — 4.8%
Bass Pro Group LLC, Senior Secured Term Loan, 3.75%, 11/20/19	4,962,922	4,997,538
Burlington Coat Factory Warehouse Corp., Senior Secured Term Loan B2, 4.25%, 2/23/17	3,982,494	4,021,701
J Crew Group, Inc., Senior Secured Term Loan B1, 4.00%, 3/7/18	4,474,522	4,507,500
Michaels Stores, Inc., Senior Secured Term Loan, 3.75%, 1/28/20	1,990,000	2,000,567
Party City Holdings, Inc., Senior Secured Term Loan B, 4.25%, 7/29/19 (a)	5,972,381	6,007,379
Pilot Travel Centers LLC, Senior Secured Term Loan B, 3.75%, 3/30/18 (a)	3,288,375	3,299,654
Serta Simmons Holdings LLC, Senior Secured Term Loan, 4.25%, 10/1/19	3,404,545	3,429,228

		28,263,567

TRADING COMPANIES & DISTRIBUTORS — 0.3%
WESCO Distribution, Inc., Senior Secured Term Loan B, 3.75%, 12/12/19	1,504,126	1,513,903

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Cricket Communications, Inc., Senior Secured Term Loan C, 4.75%, 3/9/20	3,980,000	3,999,542
Syniverse Holdings, Inc.
Senior Secured Term Loan B, 4.00%, 4/23/19	2,908,564	2,925,841
Senior Secured Term Loan, 4.00%, 4/23/19 (a)	1,967,079	1,973,846

		8,899,229

TOTAL SENIOR FLOATING RATE LOANS (Cost $490,672,746)		491,934,343

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 4.7%
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Aramark Corp., 5.75%, 3/15/20 (a) (c)	$1,000,000	$1,045,000

COMMUNICATIONS EQUIPMENT — 0.3%
Alcatel-Lucent USA, Inc., 4.63%, 7/1/17 (c)	2,000,000	2,000,000

CONTAINERS & PACKAGING — 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17 (c)	700,000	707,000

DIVERSIFIED CONSUMER SERVICES — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.13%, 4/15/19 (a)	2,000,000	2,130,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc.
1.77%, 9/15/16	1,750,000	1,802,955
1.99%, 9/14/18	1,000,000	1,051,528

		2,854,483

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
NRG Energy, Inc., 7.63%, 5/15/19	3,000,000	3,168,750

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21	2,000,000	1,960,000

MEDIA — 1.4%
Allbritton Communications Co., 8.00%, 5/15/18	2,000,000	2,115,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,000,000	936,250
Sinclair Television Group, Inc., 6.13%, 10/1/22	4,000,000	4,040,000
Univision Communications, Inc., 6.88%, 5/15/19 (c)	1,000,000	1,073,750

		8,165,000

SPECIALTY RETAIL — 0.3%
J Crew Group, Inc., 8.13%, 3/1/19	2,000,000	2,097,500

OIL, GAS & CONSUMABLE FUELS — 0.2%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/1/23 (c)	1,000,000	952,500

PHARMACEUTICALS — 0.4%
Grifols, Inc., 8.25%, 2/1/18	2,000,000	2,135,000

ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/1/17 (c)	750,000	753,750

TOTAL CORPORATE BONDS & NOTES (Cost $28,216,254)		$27,968,983

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 15.4%
MONEY MARKET FUND — 15.4%
State Street Institutional Liquid Reserves Fund 0.06% (d) (e) (f) (Cost $91,271,888)	91,271,888	$91,271,888

TOTAL INVESTMENTS — 102.9% (Cost $610,160,888)		611,175,214

LESS UNFUNDED LOAN COMMITMENTS —(0.0)% (g) (Cost $95,391)		(96,397)

NET INVESTMENTS — 102.9% (h) (Cost $610,065,497),		611,078,817
OTHER ASSETS & LIABILITIES — (2.9)%		(17,326,945)
NET ASSETS — 100.0%		$593,751,872

*	The interest rate shown represents the rate at period end.
(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (Note 2)
(b)	Unfunded or partially unfunded loan commitments.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Security Description	Principal Amount	Value

ASSET BACKED SECURITIES — 26.3%
AUTOMOBILES — 24.2%
Ally Master Owner Trust, 1.54%, 9/15/16	$350,000	$352,234
BMW Vehicle Lease Trust, 0.54%, 9/21/15	300,000	300,095
Chrysler Capital Auto Receivables Trust, 0.61%, 11/15/16 (a)	300,000	300,089
Ford Credit Auto Lease Trust, 0.46%, 5/15/15	274,436	274,330
Ford Credit Floorplan Master Owner Trust, 0.77%, 2/15/16 (b)	325,000	325,196
Honda Auto Receivables Owner Trust, 0.70%, 2/16/16	400,000	400,801
Santander Drive Auto Receivables Trust, 0.55%, 9/15/16	255,519	255,437
Toyota Auto Receivables Owner Trust, 0.75%, 2/16/16	319,322	319,941
Volkswagen Auto Lease Trust, 0.87%, 7/20/15	383,198	384,049

		2,912,172

CREDIT CARD RECEIVABLES — 2.1%
Citibank Credit Card Issuance Trust, 0.60%, 9/10/20 (b)	250,000	250,441

TOTAL ASSET BACKED SECURITIES (Cost $3,162,489)		3,162,613
CORPORATE BONDS & NOTES — 64.7%
AUTOMOBILES — 6.7%
Daimler Finance North America LLC, 1.88%, 9/15/14 (a)	325,000	327,812
Volkswagen International Finance NV 1.63%, 3/22/15 (a)	325,000	328,667
1.88%, 4/1/14 (a)	150,000	150,032

		806,511

BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 3.63%, 4/15/15	200,000	208,027

COMMERCIAL BANKS — 21.8%
American Express Centurion Bank, 0.69%, 11/13/15 (b)	160,000	160,723
Australia & New Zealand Banking Group, Ltd., 3.70%, 1/13/15 (a)	300,000	309,772
Bank of Montreal 0.50%, 9/24/15 (b)	150,000	150,079
0.76%, 7/15/16 (b)	175,000	175,705
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 0.72%, 3/18/16 (b)	325,000	326,216
Nederlandse Waterschapsbank NV, 0.45%, 10/18/16 (a) (b)	200,000	199,999
Royal Bank of Canada, 0.61%, 3/8/16 (b)	250,000	250,485
Svenska Handelsbanken AB 0.70%, 3/21/16 (b)	250,000	250,569
4.88%, 6/10/14 (a)	200,000	203,954
US Bancorp, 0.73%, 11/15/18 (b)	150,000	150,429
Wells Fargo & Co., 1.50%, 7/1/15	120,000	121,687
Wells Fargo Bank NA, 0.52%, 7/20/15 (b)	325,000	325,498

		2,625,116

Security Description	Principal Amount	Value
CONSUMER FINANCE — 2.7%
Caterpillar Financial Services Corp., 0.48%, 2/26/16 (b)	$325,000	$325,300

DIVERSIFIED FINANCIAL SERVICES — 14.9%
American Express Credit Corp., 5.13%, 8/25/14	200,000	206,090
Boeing Capital Corp., 3.25%, 10/27/14	350,000	358,136
BP Capital Markets PLC, 1.70%, 12/5/14	200,000	202,523
General Electric Capital Corp. 0.44%, 5/11/16 (b)	300,000	298,892
0.62%, 7/10/15 (b)	70,000	70,244
JPMorgan Chase & Co., 0.69%, 4/23/15 (b)	325,000	325,640
Toyota Motor Credit Corp., 0.39%, 3/10/15 (b)	325,000	325,444

		1,786,969

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc. 0.88%, 2/13/15	100,000	100,211
5.10%, 9/15/14	325,000	335,359

		435,570

HEALTH CARE PROVIDERS & SERVICES — 1.7%
UnitedHealth Group, Inc., 5.00%, 8/15/14	200,000	205,630

MACHINERY — 4.2%
PACCAR, Inc., 6.88%, 2/15/14	500,000	503,628

MEDIA — 3.8%
NBCUniversal Enterprise, Inc. 0.78%, 4/15/16 (a) (b)	300,000	301,638
0.93%, 4/15/18 (a) (b)	150,000	150,549

		452,187

OIL, GAS & CONSUMABLE FUELS — 1.3%
Total Capital Canada, Ltd., 0.62%, 1/15/16 (b)	160,000	160,846

PHARMACEUTICALS — 1.3%
Merck & Co., Inc., 0.60%, 5/18/18 (b)	150,000	150,393

ROAD & RAIL — 1.0%
Canadian National Railway Co., 0.44%, 11/6/15 (b)	119,000	119,087

TOTAL CORPORATE BONDS & NOTES (Cost $7,779,895)		7,779,264

U.S. TREASURY OBLIGATIONS — 6.7%
Treasury Note, 0.25%, 6/30/14	800,000	800,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $800,374)		800,625

See accompanying notes to financial statements.

SSgA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 2.0%
MONEY MARKET FUND — 2.0%
State Street Institutional Liquid Reserves Fund 0.06% (c) (d) (e) (Cost $234,884)	234,884	$234,884

TOTAL INVESTMENTS — 99.7% (Cost $11,977,642)		11,977,386

NET INVESTMENTS — 99.7% (f) (Cost $11,977,642)		11,977,386
OTHER ASSETS & LIABILITIES — 0.3%		40,525

NET ASSETS — 100.0%		$12,017,911

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 18.9% of net assets as of December 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at December 31, 2013. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (Note 2)
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013 (Unaudited)

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio	Blackstone / GSO Senior Loan Portfolio	SSgA Ultra Short Term Bond Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at value	$17,113,905	$—	$—	$519,806,929	$11,742,502
Investments in securities of affiliated issuers, at value	92,038,844	100,341,204	64,867,562	91,271,888	234,884

Total investments	109,152,749	100,341,204	64,867,562	611,078,817	11,977,386
Cash	—	269,201	1,766,380	—	—
Receivable for investment securities sold	—	—	—	9,583,522	—
Receivable for fund interests sold	—	—	—	4,991,996	—
Dividends receivable from affiliated issuers (Note 4)	837,965	498,082	347,771	—	—
Interest receivable from unaffiliated issuers	—	—	—	2,180,588	44,550

TOTAL ASSETS	109,990,714	101,108,487	66,981,713	627,834,923	12,021,936

LIABILITIES
Payable for investments purchased	—	—	1,690,782	33,796,739	—
Accrued advisory fees (Note 3)	47,601	34,216	19,637	285,944	4,017
Accrued trustees’ fees and expenses (Note 3)	101	81	39	368	8

TOTAL LIABILITIES	47,702	34,297	1,710,458	34,083,051	4,025

NET ASSETS	$109,943,012	$101,074,190	$65,271,255	$593,751,872	$12,017,911

COST OF INVESTMENTS
Unaffiliated issuers	$18,373,867	$—	$—	$518,793,609	$11,742,758
Affiliated issuers	94,261,169	102,682,078	61,529,539	91,271,888	234,884

Total cost of investments	$112,635,036	$102,682,078	$61,529,539	$610,065,497	$11,977,642

See accompanying notes to financial statements.

SSgA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2013 (Unaudited)

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio	Blackstone / GSO Senior Loan Portfolio	SSgA Ultra Short Term Bond Portfolio*
INVESTMENT INCOME
Dividend and interest income on securities of unaffiliated issuers (Note 2)	$60,116	$—	$—	$9,971,213	$12,957
Dividend income on securities of affiliated issuers (Note 3)	1,471,952	2,587,086	765,160	32,416	31

TOTAL INVESTMENT INCOME	1,532,068	2,587,086	765,160	10,003,629	12,988

EXPENSES
Advisory fees (Note 3)	138,859	112,631	54,719	770,228	5,267
Trustees’ fees (Note 3)	1,514	1,440	595	5,075	10

TOTAL EXPENSES	140,373	114,071	55,314	775,303	5,277

NET INVESTMENT INCOME	1,391,695	2,473,015	709,846	9,228,326	7,711

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	(836,973)	—	—	(1,410,558)	(87)
Net realized gain (loss) on investments in securities of affiliated issuers	(15,478)	(191,337)	873,590	—	—
Net change in unrealized appreciation (depreciation) on investments	7,126,592	3,816,830	3,860,196	4,086,076	(256)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,274,141	3,625,493	4,733,786	2,675,518	(343)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,665,836	$6,098,508	$5,443,632	$11,903,844	$7,368

*	For the period October 9, 2013 (commencement of operations) to December 31, 2013.

See accompanying notes to financial statements.

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SSgA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSgA Multi-Asset Real Return Portfolio		SSgA Income Allocation Portfolio

	Six Months Ended 12/31/13 (Unaudited)	Year Ended 6/30/13	Six Months Ended 12/31/13 (Unaudited)	Year Ended 6/30/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,391,695	$1,740,438	$2,473,015	$3,607,371
Net realized gain (loss) on investments	(852,451)	(924,340)	(191,337)	(1,103,424)
Net change in unrealized appreciation (depreciation) on investments	7,126,592	(10,378,172)	3,816,830	(6,205,334)

Net increase (decrease) in net assets resulting from operations	7,665,836	(9,562,074)	6,098,508	(3,701,387)

CAPITAL TRANSACTIONS
Contributions	37,023,614	130,398,415	4,556,841	170,596,375
Withdrawals	(56,330,422)	(5,079,121)	(83,835,987)	(1,753,769)
Other capital	—	—	—	—

Net increase (decrease) in net assets from capital transactions	(19,306,808)	125,319,294	(79,279,146)	168,842,606

Net increase (decrease) in net assets during the period	(11,640,972)	115,757,220	(73,180,638)	165,141,219
NET ASSETS
Net assets at beginning of period	121,583,984	5,826,764	174,254,828	9,113,609

NET ASSETS END OF PERIOD	$109,943,012	$121,583,984	$101,074,190	$174,254,828

*	Commencement of operations

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio		Blackstone / GSO Senior Loan Portfolio		SSgA Ultra Short Term Bond Portfolio
Six Months Ended 12/31/13 (Unaudited)	Year Ended 6/30/13	Six Months Ended 12/31/13 (Unaudited)	For the Period 4/3/13* - 6/30/13	For the Period 10/9/13* - 12/31/13 (Unaudited)

$709,846	$672,602	$9,228,326	$1,233,838	$7,711
873,590	31,550	(1,410,558)	(18,345)	(87)

3,860,196	(434,591)	4,086,076	(3,072,756)	(256)

5,443,632	269,561	11,903,844	(1,857,263)	7,368

18,339,913	50,799,932	256,877,882	334,915,199	12,002,865
(10,447,899)	(3,584,635)	(8,207,655)	(670,323)	(4,324)
—	—	385,317	404,871	12,002

7,892,014	47,215,297	249,055,544	334,649,747	12,010,543

13,335,646	47,484,858	260,959,388	332,792,484	12,017,911

51,935,609	4,450,751	332,792,484	—	—

$65,271,255	$51,935,609	$593,751,872	$332,792,484	$12,017,911

SSgA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSgA Multi-Asset Real Return Portfolio					SSgA Income Allocation Portfolio
	Six Months Ended 12/31/13 (Unaudited)		Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12		Six Months Ended 12/31/13 (Unaudited)		Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Supplemental Data and Ratios:
Net assets, end of period (000s)	$109,943		$121,584	$5,827		$101,074		$174,255	$9,114

Ratios to average net assets:
Operating expenses	0.20	%(1)	0.20%	0.20	%(1)	0.20	%(1)	0.20%	0.20	%(1)
Net investment income	2.00	%(1)	2.91%	3.84	%(1)	4.39	%(1)	4.65%	8.39	%(1)
Portfolio turnover rate	19%		31%	10%		29%		80%	15%
Total return	6.12	%(2)	(1.63)%	(3.42	)%(2)	4.90	%(2)	4.39%	0.92	%(2)

The Portfolio invests in other underlying Portfolios and indirectly bears its proportionate share of fees and expenses incurred by such Portfolios.

The ratios presented do not reflect the indirect expenses of the underlying Portfolios in which the Portfolio invests.

*	Commencement of operations
(1)	Annualized.
(2)	Total return for periods of less than one year is not annualized.

See accompanying notes to financial statements.

SSgA Global Allocation Portfolio					Blackstone / GSO Senior Loan Portfolio				SSgA Ultra Short Term Bond Portfolio
Six Months Ended 12/31/13 (Unaudited)		Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12		Six Months Ended 12/31/13 (Unaudited)		For the Period 4/3/13* - 6/30/13		For the Period 10/9/13* - 12/31/13 (Unaudited)

$65,271		$51,936	$4,451		$593,752		$332,792		$12,018

0.20	%(1)	0.20%	0.20	%(1)	0.30	%(1)	0.30	%(1)	0.20	%(1)
2.59	%(1)	3.07%	4.34	%(1)	3.59	%(1)	2.57	%(1)	0.29	%(1)
38%		123%	25%		34%		4%		12%
10.53	%(2)	9.92%	(1.82	)%(2)	2.59	%(2)	(0.31	)%(2)	0.19	%(2)

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2013 (Unaudited)

1.	Organization

SSgA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on March 30, 2011.

As of December 31, 2013, the Trust offered five (5) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Portfolio”, collectively as the “Portfolios”). The financial statements herein relate to the following five (5) Portfolios: SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio, SSgA Global Allocation Portfolio, Blackstone/GSO Senior Loan Portfolio and SSgA Ultra Short Term Bond Portfolio. Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio and SSgA Global Allocation Portfolio invest their assets in other exchange-traded products (referred to as “underlying Funds”). The underlying Funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying Funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. Certain underlying Funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying Funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

The Blackstone / GSO Senior Loan Portfolio invests its assets in senior loans. Investments in senior loans are subject to credit risks which may include delay in receiving payments of principal and interest paid by the borrower to the agent or by the agent to the lender or offsets against payments received from the borrower.

SSgA Ultra Short Term Bond Portfolio invests primarily in investment grade debt securities with varying maturities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their market price each business day. Loans are primarily valued by using a composite loan price from a loan pricing service. The methodology used by the Portfolios’ loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The valuation of senior floating rate loans held by the Funds are obtained from an independent loan pricing service and categorized as Level 2 based on the use of other significant observable inputs. Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of December 31, 2013:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$109,152,749	$—	$—	$109,152,749
SSgA Income Allocation Portfolio	100,341,204	—	—	100,341,204
SSgA Global Allocation Portfolio	64,867,562	—	—	64,867,562
Blackstone / GSO Senior Loan Portfolio	91,271,888	519,806,929*	—	611,078,817
SSgA Ultra Short Term Bond Portfolio	234,884	11,742,502	—	11,977,386

*	Less Unfunded Loan Commitments

There were no transfers between levels for the period ended December 31, 2013.

Investment Income

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees and other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios. In addition to the these direct expenses, the Portfolios bear certain expenses indirectly, such as fees of underlying Portfolios in which the Portfolio invest that are reflected in the reported value of such Portfolios.

Investment Transactions

Investment transactions are recorded as of the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolios have reviewed the tax positions for the open tax years as of June 30, 2013 and have determined that no provision for income tax is required in the Portfolios’ Financial Statements. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios’ recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSgA Multi-Asset Real Return Portfolio	0.20%
SSgA Income Allocation Portfolio	0.20
SSgA Global Allocation Portfolio	0.20
Blackstone/GSO Senior Loan Portfolio	0.30
SSgA Ultra Short Term Bond Portfolio	0.20

The Adviser pays all operating expenses of each Portfolio other than management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone/GSO Senior Loan Portfolio from the Adviser.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

Trustees’ Fees

The Trust, SSgA Active ETF Trust, SPDR Series Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $170,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at December 31, 2013, and for the period then ended are:

SSgA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 12/31/13	Value at 12/31/13	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	288,046	$16,006,716	$8,334,013	150,309	$9,934,478	181,154	257,201	$13,994,306	$106,175	$(371,645)
SPDR DB International Government Inflation-Protected Bond ETF	179,144	10,313,320	4,673,987	79,705	8,204,727	139,763	119,086	6,960,577	140,037	(320,461)
SPDR S&P Global Natural Resources ETF	866,592	38,987,974	22,533,623	469,759	25,181,549	514,229	822,122	41,303,409	504,519	383,715
SPDR S&P International Energy Sector ETF	103,539	2,396,928	690,685	28,219	1,175,047	46,030	85,728	2,235,066	47,466	67,129
SPDR S&P Metals & Mining ETF	103,088	3,415,306	1,833,924	50,639	2,070,350	51,981	101,746	4,281,472	37,745	214,715
The Energy Select Sector SPDR Fund	31,198	2,444,675	2,092,955	24,614	1,670,650	19,402	36,410	3,222,649	32,186	270,835

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

SSgA Multi-Asset Real Return Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 12/31/13	Value at 12/31/13	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR Dow Jones International Real Estate ETF	369,519	$14,743,808	$4,190,091	102,515	$9,145,835	224,770	247,264	$10,187,277	$379,557	$(91,883)
SPDR Dow Jones REIT ETF	171,628	13,035,147	4,757,570	64,445	7,530,606	103,250	132,823	9,466,295	224,186	(167,883)
State Street Institutional Liquid Reserves Fund	154,629	154,629	8,665,335	8,665,335	8,432,171	8,432,171	387,793	387,793	81	—

SSgA Income Allocation Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 12/31/13	Value at 12/31/13	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	399,579	$26,492,087	$3,011,108	43,151	$15,549,711	223,731	218,999	$15,903,707	$455,755	$2,077,641
SPDR Wells Fargo Preferred Stock ETF	458,923	19,949,383	498,959	12,019	12,941,161	304,558	166,384	6,558,857	313,133	(810,401)
The Financial Select Sector SPDR Fund	91,613	1,785,537	1,560,490	74,863	1,967,555	96,686	69,790	1,525,609	7,059	179,829
The Health Care Select Sector SPDR Fund	—	—	1,020,165	18,450	15,394	280	18,170	1,007,345	4,088	(88)
The Industrial Select Sector SPDR Fund	—	—	1,028,839	20,859	54,940	1,092	19,767	1,033,024	5,113	1,079
The Technology Select Sector SPDR Fund	59,725	1,826,988	1,044,617	30,886	2,947,938	90,611	—	—	—	85,323
The Utilities Select Sector SPDR Fund	—	—	2,139,504	57,707	1,155,135	30,724	26,983	1,024,545	31,309	15,682
SPDR Barclays Aggregate Bond ETF	—	—	980,471	17,399	97,319	1,717	15,682	882,583	4,199	956
SPDR Barclays Convertible Securities ETF	20,742	885,269	1,580,980	34,830	540,786	12,167	43,405	2,028,315	37,743	54,715
SPDR Barclays High Yield Bond ETF	174,086	6,874,656	6,341,613	160,044	6,504,680	161,618	172,512	6,997,087	270,086	118,466
SPDR Barclays Long Term Corporate Bond ETF	713,243	26,924,923	1,323,953	36,295	16,420,204	438,574	310,964	11,542,984	464,663	(1,101,129)
SPDR Barclays Long Term Treasury Bond ETF	212,247	13,616,919	3,844,898	62,236	8,907,979	142,602	131,881	7,891,759	158,681	(598,585)
SPDR Barclays Short Term High Yield Bond	58,976	1,779,896	15,492	514	1,792,876	59,490	—	—	7,885	(31,259)
SPDR Nuveen Barclays Build America Bond ETF	46,701	2,591,438	150,993	2,802	1,178,336	21,608	27,895	1,501,588	47,040	(14,856)
SPDR Barclays TIPS ETF	149,424	8,303,492	955,300	17,326	7,768,892	139,626	27,124	1,475,817	21,699	(584,621)
SPDR EURO STOXX 50 ETF	—	—	2,622,434	78,084	1,454,010	40,836	37,248	1,571,866	11,023	79,570
SPDR S&P Emerging Markets Dividend ETF	224,002	8,693,517	1,512,012	37,316	4,416,615	111,070	150,248	5,868,687	115,567	(355,499)
SPDR Global Infrastructure 100 ETF	249,730	10,158,767	301,158	7,023	6,054,434	143,815	112,938	5,074,304	83,689	179,465
SPDR S&P International Dividend ETF	236,886	10,340,074	1,005,074	21,758	5,379,699	118,687	139,957	6,640,960	169,880	(50,916)
SPDR S&P International Telecommunications Sector ETF	106,930	2,476,499	52,408	2,099	2,739,890	109,029	—	—	3,376	266,963
SPDR STOXX Europe 50 ETF	152,694	5,041,956	2,070,372	56,608	2,684,952	77,067	132,235	5,200,802	42,948	254,145
SPDR Barclays Emerging Markets Local Bond ETF	175,002	5,188,809	193,939	6,450	2,440,220	80,807	100,645	2,994,189	51,271	(104,025)
SPDR Barclays International Corporate Bond ETF	122,066	4,192,967	563,300	15,960	3,749,372	110,351	27,675	1,015,672	10,639	(107,606)
SPDR Dow Jones International Real Estate ETF	214,867	8,573,193	2,022,528	48,738	4,407,468	106,633	156,972	6,467,247	173,976	80,960
SPDR Dow Jones REIT ETF	81,004	6,152,254	2,523,222	34,071	3,071,942	39,563	75,512	5,381,740	96,061	172,854
State Street Institutional Liquid Reserves Fund	620,536	620,536	6,749,071	6,749,071	6,617,090	6,617,090	752,517	752,517	203	—

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 12/31/13	Value at 12/31/13	Dividend Income	Realized Gain (Loss)
SSgA Global Allocation Portfolio			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	44,700	$7,152,447	$3,110,078	17,703	$3,267,845	19,371	43,032	$7,946,719	$64,890	$236,420
SPDR S&P 500 Value ETF	18,869	1,550,088	338,916	3,860	1,376,799	15,626	7,103	657,738	8,795	97,359
SPDR S&P 600 Small Cap ETF	18,111	1,572,578	1,761,786	17,668	388,437	4,104	31,675	3,252,706	40,668	112,476
SPDR S&P Dividend ETF	8,746	579,860	194,529	2,727	174,711	2,507	8,966	651,111	17,046	21,296
SPDR S&P MidCap 400 ETF Trust	4,927	1,036,542	378,937	1,627	255,895	1,118	5,436	1,327,471	6,621	43,966
The Consumer Discretionary Select Sector SPDR Fund	18,730	1,056,372	390,993	6,240	298,488	4,916	20,054	1,340,209	7,982	27,202
The Financial Select Sector SPDR Fund	53,233	1,037,511	1,208,672	61,181	2,353,035	114,414	—	—	—	187,025
The Health Care Select Sector SPDR Fund	—	—	2,346,171	44,884	1,043,985	20,972	23,912	1,325,681	9,291	(24,780)
The Industrial Select Sector SPDR Fund	—	—	2,574,010	54,310	1,382,372	28,323	25,987	1,358,081	11,136	122,143
The Technology Select Sector SPDR Fund	—	—	1,169,260	34,515	1,203,496	34,515	—	—	—	34,236
SPDR Wells Fargo Preferred Stock ETF	59,176	2,572,381	95,350	2,210	2,593,705	61,386	—	—	—	(203,575)
SPDR Barclays Aggregate Bond ETF	109,790	6,243,757	3,885,190	68,676	3,125,322	55,319	123,147	6,930,713	79,299	(72,648)
SPDR Barclays High Yield Bond ETF	25,999	1,026,701	4,434,465	111,355	1,729,875	43,176	94,178	3,819,860	118,148	7,584
SPDR Barclays Intermediate Term Corporate Bond ETF	46,629	1,566,035	174,705	5,168	1,743,136	51,797	—	—	11,014	(41,220)
SPDR Barclays Long Term Corporate Bond ETF	28,079	1,059,982	456,485	12,279	217,605	5,845	34,513	1,281,122	31,526	(4,557)
SPDR Barclays Short Term High Yield Bond ETF	17,294	521,933	—	—	521,172	17,294	—	—	2,312	(10,366)
SPDR Barclays TIPS ETF	32,448	1,803,136	808,528	14,603	380,831	6,831	40,220	2,188,370	10,079	(4,570)
SPDR DB International Government Inflation-Protected Bond ETF	13,281	764,587	346,697	5,873	176,557	2,994	16,160	944,552	11,071	(1,800)
SPDR Russell/Nomura PRIME Japan ETF	63,112	2,698,669	2,265,880	50,410	1,222,578	27,616	85,906	3,991,193	31,596	48,210
SPDR S&P Emerging Markets ETF	26,308	1,568,220	2,383,589	38,682	1,588,081	25,163	39,827	2,559,283	17,763	(5,007)
SPDR S&P International Small Cap ETF	53,091	1,531,144	568,514	17,446	397,320	12,553	57,984	1,948,262	45,435	41,966
SPDR S&P World ex-US ETF	378,827	9,519,923	4,641,176	165,948	2,804,466	101,812	442,963	13,009,823	114,915	213,785
SPDR STOXX Europe 50 ETF	30,060	992,581	1,618,318	43,785	236,440	6,506	67,339	2,648,443	18,329	32,807
SPDR Barclays Emerging Markets Local Bond ETF	1,014	30,065	—	—	29,906	1,014	—	—	—	(646)
SPDR Barclays International Corporate Bond ETF	44,149	1,516,518	1,102,406	30,906	753,207	21,823	53,232	1,953,615	16,356	(13,142)
SPDR Barclays International Treasury Bond ETF	8,626	485,472	1,472,364	25,539	710,654	12,258	21,907	1,264,910	12,596	(1,152)
SPDR Dow Jones International Real Estate ETF	25,764	1,027,983	1,031,418	24,831	237,968	5,646	44,949	1,851,899	46,895	18,693
SPDR Dow Jones REIT ETF	13,662	1,037,629	1,124,445	15,085	241,258	3,148	25,599	1,824,441	31,004	11,885
State Street Institutional Liquid Reserves Fund	1,648,718	1,648,718	4,735,965	4,735,965	5,593,323	5,593,323	791,360	791,360	393	—

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

Blackstone / GSO Senior Loan Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 12/31/13	Value at 12/31/13	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	96,122,680	$96,122,680	$223,174,952	223,174,952	$228,025,744	228,025,744	91,271,888	$91,271,888	$32,416	$—

SSgA Ultra Short Term Bond Portfolio	Number of Shares Held at 6/30/13	Value at 6/30/13	Purchased		Sold		Number of Shares Held at 12/31/13	Value at 12/31/13	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
State Street Institutional Liquid Reserves Fund	—	$—	$2,114,079	2,114,079	$1,879,195	1,879,195	234,884	$234,884	$31	$—

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2013, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$112,635,036	$353,579	$3,835,866	$(3,482,287)
SSgA Income Allocation Portfolio	102,682,078	3,102,587	5,443,461	(2,340,874)
SSgA Global Allocation Portfolio	61,529,539	3,923,729	585,706	3,338,023
Blackstone / GSO Senior Loan Portfolio	610,065,497	2,645,484	1,632,164	1,013,320
SSgA Ultra Short Term Bond Portfolio	11,977,642	4,170	4,426	(256)

5.	Investment Transactions

For the period ended December 31, 2013, the Portfolios had purchases and sales of investment securities as follows:

	Purchases		Sales
	Short Term	Long Term	Short Term	Long Term
SSgA Multi-Asset Real Return Portfolio	$8,665,335	$60,892,543	$8,432,171	$78,809,264
SSgA Income Allocation Portfolio	6,749,072	38,363,832	6,617,090	114,241,508
SSgA Global Allocation Portfolio	4,735,965	39,882,884	5,593,323	30,455,147
Blackstone / GSO Senior Loan Portfolio	223,174,952	504,571,775	228,025,744	264,841,154
SSgA Ultra Short Term Bond Portfolio	2,114,079	11,446,925	1,879,195	341,963

For the period ended December 31, 2013, the Portfolios had purchases and sales of U.S. Government obligations as follows:

	Purchases		Sales
	Short Term	Long Term	Short Term	Long Term

SSgA Ultra Short Term Bond Portfolio	—	1,751,168	—	950,649

For the period ended December 31, 2013, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

6.	Concentration of Risk

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio concentrates in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2013 (Unaudited)

7.	Recent Accounting Pronouncements

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU

2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Management has determined that there is no material impact to the financial statements.

SSgA MASTER TRUST

OTHER INFORMATION

December 31, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolios’ website at www.spdrs.com.

Approval of Advisory Agreements

At in-person meetings held prior to December 31, 2013, the Board of Trustees of the Trusts (the “Board”) evaluated various proposals related to advisory arrangements for certain new series of the Trusts, including a proposal to approve separate Investment Advisory Agreements (together, the “Agreements”) between SSgA Funds Management, Inc. (the “Adviser”) and (1) the SSgA Active ETF Trust with respect to the SPDR SSgA Ultra Short Term Bond ETF (the “New ETF”) and (2) SSgA Master Trust with respect to the New ETF’s corresponding master fund, the SSgA Ultra Short Term Bond Portfolio (together with the New ETF, the “New Funds”), both of which commenced operations during the most recent fiscal half-year period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreements.

In evaluating the Agreements, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreements, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New Funds under the Agreements, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New Funds grow and whether the fees in the Agreements reflect these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s anticipated responsibilities for managing investment operations of the New Funds in accordance with each New Fund’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETF as an exchange-traded fund in a master-feeder structure, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of, the New Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for ETFs. The Board also considered the Adviser’s experience in active management and in managing exchange-traded funds in master-feeder structures.

The Board considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

SSgA MASTER TRUST

OTHER INFORMATION (continued)

December 31, 2013 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as each New Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each New Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale had been taken into consideration for the New Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the New Funds from inception. The Board noted that it intends to continue to monitor fees as the New Funds grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New Funds’ unitary fees through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed, as applicable. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the fee structure of the New Funds in connection with the master-feeder structure.

The Board, including the Independent Trustees voting separately, approved the Agreements for each New Fund after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to each Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New Funds were appropriate; (b) the Adviser’s fee for the New Funds and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser or its affiliates were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New Funds by way of the relatively low fee structure of the Trust.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Russell 3000® ETF (THRK)

SPDR Russell 1000 ETF (ONEK)

SPDR Russell 2000 ETF (TWOK)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR Russell Small Cap Completeness ETF (RSCO)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Mortgage Finance ETF (KME)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays 1-10 Year TIPS ETF (TIPX)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (LAG)

SPDR Nuveen Barclays Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR S&P Global Infrastructure ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI EM 50 ETF (EMFT)

SPDR MSCI EM Beyond BRIC ETF (EMBB)

SPDR Russell/Nomura PRIMETM Japan ETF (JPP)

SPDR Russell/Nomura Small CapTM Japan ETF (JSC)

SPDR S&P Global Dividend ETF (WDIV)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)

SPDR SSgA Income Allocation ETF (INKM)

SPDR SSgA Global Allocation ETF (GAL)

SPDR Blackstone / GSO Senior Loan ETF (SRLN)

SPDR SSgA Ultra Short Term Bond ETF (ULST)

SPDR MFS Systematic Core Equity ETF (SYE)

SPDR MFS Systematic Value Equity ETF (SYV)

SPDR MFS Systematic Growth Equity ETF (SYG)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts. ALPS Portfolio Solutions Distributor, Inc. is the distributor for all investment portfolios of The Select Sector SPDR Trust.

SSgA Master Trust

TRUSTEES

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

OFFICERS

Ellen M. Needham, President

Ann Carpenter, Vice President

Michael P. Riley, Vice President

Chad C. Hallett, Treasurer

Matthew W. Flaherty, Assistant Treasurer

Laura F. Dell, Assistant Treasurer

Christopher A. Madden, Secretary

Danio Mastropieri, Assistant Secretary

Brian Harris, Chief Compliance Officer

INVESTMENT MANAGER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSgA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSgA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; issuer credit risk; liquidity risk; and inflation risk.

Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

© 2014 State Street Corporation SPDRACTSAR    Exp Date - 02/28/2015    IBG-10855

For more complete information, please call 866.787.2257 or visit www.spdrs.com today.

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

A Schedule of Investments for each series of the registrant is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 10, 2014

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: March 10, 2014